EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 2) - Legal Accounting And Audit Expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
legal	$ 4,272	$ 3,362
Insurance cost recoveries	0	(313)
Accounting	141	145
Audit and reviews	431	275
Total	$ 4,844	$ 3,469